VARIABLE INTEREST ENTITIES ("VIEs") - Financial Information of Gimi MS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance sheet
Current assets	$ 815,564	$ 1,258,506
Total current liabilities	(545,780)	(414,412)
Golar Gimi | Variable interest entity, primary beneficiary
Balance sheet
Current assets	17,359	12,460
Non-current assets	1,702,148	1,195,725
Total current liabilities	(168,370)	(10,666)
Non-current liabilities	(585,678)	(516,298)
Statement of cash flows
Additions to asset under development	308,093	267,421	$ 213,481
Capitalized financing costs	(1,780)	(2,748)	(5,605)
Net debt receipts	95,000	125,000	110,000
Proceeds from subscription of equity interest	$ 80,021	$ 39,275	$ 25,403